Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0	$ 6,000	$ 5,000
Valuation allowance, deferred tax asset, increase (decrease), amount			29,800,000
Balance at the beginning of the year			49,627,000	31,886,000	$ 29,448,000
Decrease in unrecognized tax benefits is reasonably possible			49,600,000	$ 31,900,000
Unrecognized tax benefits, income tax penalties and interest accrued			0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			350,500,000
Net operating losses subject to expiration			106,495,000
Research and development tax credit carryforwards			65,100,000
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			495,500,000
Net operating losses subject to expiration			495,388,000
Research and development tax credit carryforwards			$ 57,500,000